Auditor fees	12 Months Ended
Dec. 31, 2024
Auditor fees
Auditor fees

28. Auditor fees

The fees for services provided by the Company’s external auditors, KPMG Accountants N.V. for the years ended December 31, 2024, 2023 and 2022, are specified below for each of the financial years indicated:

	2024	2023	2022

	(€ in thousands)
Audit fees	618	588	512
Audit-related fees	257	—	32
Tax fees	—	—	—
All other fees	—	—	—
	875	588	544

(1)	Audit fees consist of aggregate fees for professional services provided in connection with the annual audit of the financial statements.
(2)	Audit-related fees consist of procedures relating to share offerings, such as comfort letters, as well as consents and review of documents filed with the SEC.
(3)	Tax fees consist of fees for professional services provided for tax compliance, advice, and planning and the nature of the services comprising these fees.
(4)	All other fees consist of aggregate fees for services provided other than the services included above.

The Company’s audit committee has adopted a policy governing the pre-approval of all audit and non-audit services performed by its external auditors, including audit services and audit-related services as described above, other than those for de minimis services which are approved by the audit committee prior to the completion of the audit, to ensure that the provision of such services does not impair the external auditors’ independence from the Company and its management.

During fiscal years 2024, 2023 and 2022, no services were provided to the Company by KPMG Accountants N.V. other than in accordance with the pre-approval policies and procedures described above.